EARNINGS OR LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS OR LOSS PER SHARE [Text Block]
11. EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the years. Diluted net earnings or loss per share adjusts basic net earnings or loss per share for the effects of potential dilutive common shares. The calculations of basic and diluted earnings or loss per share for the years ended December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
Net loss for the year	($135,112)	($114,276)

Weighted average number of shares on issue - basic	282,331,106	263,122,252
Weighted average number of shares on issue - diluted(1)	282,331,106	263,122,252

Loss per share - basic and diluted	($0.48)	($0.43)

(1) For the year ended December 31, 2023, diluted weighted average number of shares excluded 6,984,369 (2022 - 5,579,618) options, 5,000,000 (2022 - 5,000,000) warrants, 1,556,458 restricted and performance share units (2022 - 1,177,594) and 13,888,895 common shares issuable under the 2021 convertible debentures (2022 - 13,888,895) (Note 21(a)) that were anti-dilutive.